UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910

Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2017 to May 31, 2017

Item 1. Schedule of Investments.
Attached hereto.

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 34.7%
China Construction Bank Corp. — Class H	1,184,549	$978,959
Industrial & Commercial Bank of China Ltd. — Class H	1,358,126	908,037
Bank of China Ltd. — Class H	1,323,466	662,374
Ping An Insurance Group Company of China Ltd. — Class H	88,152	565,059
China Life Insurance Company Ltd. — Class H	129,995	427,064
Bank of Communications Company Ltd. — Class H	385,993	299,187
China Overseas Land & Investment Ltd.	75,995	228,207
Agricultural Bank of China Ltd. — Class H	462,982	224,586
China Merchants Bank Company Ltd. — Class H	65,493	196,669
China Pacific Insurance Group Company Ltd. — Class H	48,600	194,588
CITIC Ltd.	112,000	177,649
Country Garden Holdings Company Ltd.	137,873	162,954
China Resources Land Ltd.	47,999	141,057
PICC Property & Casualty Company Ltd. — Class H	79,995	133,454
China CITIC Bank Corporation Ltd. — Class H	215,993	133,325
China Minsheng Banking Corporation Ltd. — Class H	109,490	112,266
China Evergrande Group[1]	61,994	111,220
Haitong Securities Company Ltd. — Class H	54,400	91,174
CITIC Securities Company Ltd. — Class H	40,001	83,879
China Huarong Asset Management Company Ltd. — Class H2	192,000	78,106
New China Life Insurance Company Ltd. — Class H	13,300	71,770
China Taiping Insurance Holdings Company Ltd.*	25,200	67,103
China Vanke Company Ltd. — Class H	23,096	61,353
China Cinda Asset Management Company Ltd. — Class H	150,000	56,786
GF Securities Company Ltd. — Class H	27,272	56,557
China Galaxy Securities Company Ltd. — Class H	61,000	56,128
Huatai Securities Company Ltd. — Class H2	27,927	54,976
People's Insurance Company Group of China Ltd. — Class H	119,000	51,311
Sunac China Holdings Ltd.	31,000	50,364
Longfor Properties Company Ltd.	20,999	42,739
China Everbright Ltd.	16,000	35,932
Shimao Property Holdings Ltd.	20,999	35,841

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 34.7% (continued)
Far East Horizon Ltd.	37,000	$34,282
Bank of Jinzhou Company Ltd. — Class H	28,000	32,339
Credit China Fintech Holdings Ltd.*	234,515	30,697
Chongqing Rural Commercial Bank Company Ltd. — Class H	43,994	30,092
Guangzhou R&F Properties Company Ltd. — Class H	17,600	28,458
Sino-Ocean Group Holding Ltd.	52,493	26,474
Shanghai Industrial Holdings Ltd.	8,000	24,999
Shenzhen Investment Ltd.	47,999	22,914
Agile Group Holdings Ltd.	24,000	22,791
China Jinmao Holdings Group Ltd.*	65,998	21,597
CIFI Holdings Group Company Ltd.	48,000	18,787
Yuexiu Property Company Ltd.	105,992	18,499
KWG Property Holding Ltd.	22,815	18,065
Harbin Bank Company Ltd. — Class H*,2	52,000	17,751
China International Capital Corporation Ltd. — Class H*,2	12,000	17,155
SOHO China Ltd.*	32,499	16,265
Yanlord Land Group Ltd.	11,500	15,628
Shui On Land Ltd.	58,493	14,187
Huishang Bank Corporation Ltd. — Class H	28,000	13,582
Poly Property Group Company Ltd.*	31,999	13,551
Guotai Junan International Holdings Ltd.	41,000	13,206
Greentown China Holdings Ltd.*,1	11,000	11,575
China South City Holdings Ltd.	54,000	10,325
Joy City Property Ltd.	66,000	10,248
Noah Holdings Ltd. ADR*,1	371	10,173
Shengjing Bank Company Ltd. — Class H2	12,318	10,038
Hopson Development Holdings Ltd.	10,000	9,458
Central China Securities Company Ltd. — Class H	17,000	8,246
Renhe Commercial Holdings Company Ltd.*	329,930	8,214
Bank of Tianjin Company Ltd. — Class H	11,000	7,510
Total Financial		7,087,780
Communications - 29.7%
Tencent Holdings Ltd.	36,642	1,258,320
Alibaba Group Holding Ltd. ADR*	9,542	1,168,514
China Mobile Ltd.	83,451	925,812
Baidu, Inc. ADR*	4,710	876,531
JD.com, Inc. ADR*	16,681	667,741
Ctrip.com International Ltd. ADR*	6,633	362,494
China Unicom Hong Kong Ltd.*	105,995	152,073

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 29.7% (continued)
China Telecom Corporation Ltd. — Class H	243,981	$121,169
SINA Corp.*	1,044	102,281
Vipshop Holdings Ltd. ADR*	6,289	77,795
58.com, Inc. ADR*	1,582	68,026
Weibo Corp. ADR*,1	804	59,118
Autohome, Inc. ADR*	945	40,049
YY, Inc. ADR*	601	35,062
ZTE Corp. — Class H	13,248	26,964
Sohu.com, Inc.*	536	24,061
BYD Electronic International Company Ltd.	11,000	21,033
Bitauto Holdings Ltd. ADR*,1	707	18,622
51job, Inc. ADR*	395	17,218
Fang Holdings Ltd. ADR*,1	4,581	15,575
CITIC Telecom International Holdings Ltd.	23,000	7,320
21Vianet Group, Inc. ADR*,1	1,067	5,708
Total Communications		6,051,486
Consumer, Non-cyclical - 7.9%
New Oriental Education & Technology Group, Inc. ADR*	2,277	163,193
CSPC Pharmaceutical Group Ltd.	78,000	116,712
WH Group Ltd.[2]	123,000	115,227
China Mengniu Dairy Company Ltd.	46,998	95,052
Sinopharm Group Company Ltd. — Class H	20,801	95,030
TAL Education Group ADR	792	92,244
Hengan International Group Company Ltd.	13,001	91,179
Want Want China Holdings Ltd.	109,993	77,211
China Resources Beer Holdings Company Ltd.	28,000	70,643
Sino Biopharmaceutical Ltd.	78,992	70,452
China Conch Venture Holdings Ltd.	31,500	60,878
China Medical System Holdings Ltd.	23,495	41,668
Tingyi Cayman Islands Holding Corp.[1]	33,999	41,536
China Biologic Products, Inc.*,1	323	36,757
Jiangsu Expressway Company Ltd. — Class H	22,000	31,958
Zhejiang Expressway Company Ltd. — Class H	25,999	30,495
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	36,001	28,274
Tsingtao Brewery Company Ltd. — Class H	6,000	27,334
Shenzhen International Holdings Ltd.	16,322	26,476
BeiGene Ltd*,1	697	25,615
3SBio, Inc.*,2	17,954	24,930
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	6,500	24,899
Luye Pharma Group Ltd.	31,500	18,959

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Non-cyclical - 7.9% (continued)
China First Capital Group Ltd.*	44,000	$16,318
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	6,000	16,247
Tong Ren Tang Technologies Company Ltd. — Class H	10,000	15,733
China Agri-Industries Holdings Ltd.*	34,999	15,047
Uni-President China Holdings Ltd.	20,000	14,938
CAR, Inc.*	15,818	14,351
China Resources Phoenix Healthcare Holdings Company Ltd.	10,500	14,283
SSY Group Ltd.	34,000	13,133
Universal Medical Financial & Technical Advisory Services Company Ltd.[1,2]	12,136	10,435
Vinda International Holdings Ltd.	5,000	10,138
Fu Shou Yuan International Group Ltd.	16,000	10,123
Tibet Water Resources Ltd.[1]	24,000	9,702
Shenzhen Expressway Company Ltd. — Class H	10,000	9,561
China Shengmu Organic Milk Ltd.*,2	42,000	9,324
China Modern Dairy Holdings Ltd.*	45,989	9,030
CP Pokphand Company Ltd.	105,993	8,841
Biostime International Holdings Ltd.*	3,000	8,143
China Huishan Dairy Holdings Company Ltd.*, †††,4	59,000	–
China Animal Healthcare Ltd.*, †††,4	36,000	–
Hua Han Health Industry Holdings Ltd.*, †††,4	91,200	–
Total Consumer, Non-cyclical		1,612,069
Energy - 7.1%
China Petroleum & Chemical Corp. — Class H	443,183	363,420
CNOOC Ltd.	281,990	322,070
PetroChina Company Ltd. — Class H	369,986	246,422
China Shenhua Energy Company Ltd. — Class H	59,496	144,914
China Everbright International Ltd.	45,999	58,735
Kunlun Energy Company Ltd.[1]	59,994	53,739
Fullshare Holdings Ltd.*,1	116,884	47,699
China Longyuan Power Group Corporation Ltd. — Class H	53,998	40,676
China Oilfield Services Ltd. — Class H	33,999	29,451
Yanzhou Coal Mining Company Ltd. — Class H	31,999	23,817
GCL-Poly Energy Holdings Ltd.*,1	214,995	22,900
Xinyi Solar Holdings Ltd.*,1	68,000	21,292
Sinopec Engineering Group Company Ltd. — Class H	19,000	17,458

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Energy - 7.1% (continued)
China Coal Energy Company Ltd. — Class H1	32,993	$14,480
Shougang Fushan Resources Group Ltd.*	62,000	10,423
Beijing Jingneng Clean Energy Co. Ltd. — Class H	34,000	10,123
Sinopec Kantons Holdings Ltd.	18,000	9,517
Sinopec Oilfield Service Corp. — Class H*	34,000	5,759
Total Energy		1,442,895
Consumer, Cyclical - 6.6%
Geely Automobile Holdings Ltd.	89,993	148,978
Brilliance China Automotive Holdings Ltd.	49,996	93,288
Belle International Holdings Ltd.	115,993	90,503
BYD Company Ltd. — Class H	12,000	71,685
Shenzhou International Group Holdings Ltd.	9,999	68,457
Guangzhou Automobile Group Company Ltd. — Class H	39,999	67,140
Great Wall Motor Company Ltd. — Class H	54,000	57,725
Haier Electronics Group Company Ltd.	22,000	55,957
Dongfeng Motor Group Company Ltd. — Class H	48,000	54,083
ANTA Sports Products Ltd.	17,000	50,286
Minth Group Ltd.	12,000	48,817
Xinyi Glass Holdings Ltd.	43,999	43,251
China Lodging Group Ltd. ADR*	545	41,638
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	12,200	35,305
Sun Art Retail Group Ltd.	37,999	35,110
Alibaba Pictures Group Ltd.*	200,000	34,649
Fuyao Glass Industry Group Company Ltd. — Class H2	8,863	33,382
Air China Ltd. — Class H	33,999	32,330
Weichai Power Company Ltd. — Class H	17,800	28,873
GOME Electrical Appliances Holding Ltd.[1]	198,991	25,792
China Southern Airlines Company Ltd. — Class H	28,000	21,416
Red Star Macalline Group Corporation Ltd. — Class H2	18,037	19,559
Li Ning Company Ltd.*	27,500	18,880
Skyworth Digital Holdings Ltd.[1]	33,999	18,543
Zhongsheng Group Holdings Ltd.	11,000	16,911
China Eastern Airlines Corporation Ltd. — Class H	28,000	16,421
BAIC Motor Corporation Ltd. — Class H2	15,953	15,559
Imperial Pacific International Holdings Ltd.*	860,000	14,237
Digital China Holdings Ltd.*	15,000	11,781
Golden Eagle Retail Group Ltd.	8,000	11,498

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 6.6% (continued)
China Travel International Investment Hong Kong Ltd.[1]	35,999	$10,302
China Jicheng Holdings Ltd.*,1,2	289,690	9,666
BEP International Holdings Ltd.[1]	191,817	9,477
China Dongxiang Group Company Ltd.	52,000	9,276
China Minsheng Financial Holding Corporation Ltd.*	100,000	7,058
Pou Sheng International Holdings Ltd.	35,000	6,647
Xtep International Holdings Ltd.	13,500	5,024
Total Consumer, Cyclical		1,339,504
Industrial - 5.9%
AAC Technologies Holdings, Inc. ††	12,982	137,609
China Communications Construction Company Ltd. — Class H	76,993	103,941
Sunny Optical Technology Group Company Ltd.	11,970	93,241
Anhui Conch Cement Company Ltd. — Class H	20,500	68,005
CRRC Corporation Ltd. — Class H	71,000	66,513
China Railway Group Ltd. — Class H	66,993	55,538
China State Construction International Holdings Ltd.	29,999	52,049
Zhuzhou CRRC Times Electric Company Ltd. — Class H	9,500	50,167
China Railway Construction Corporation Ltd. — Class H	33,499	45,998
Yangzijiang Shipbuilding Holdings Ltd.	44,600	40,944
Beijing Capital International Airport Company Ltd. — Class H*	26,000	37,970
China National Building Material Company Ltd. — Class H	47,998	26,671
Haitian International Holdings Ltd.	11,000	25,550
China Communications Services Corp. Ltd. — Class H	41,993	24,951
COSCO SHIPPING Holdings Company Ltd. — Class H*	51,500	23,395
Lee & Man Paper Manufacturing Ltd.	25,999	22,588
AviChina Industry & Technology Company Ltd. — Class H1	35,999	22,129
China High Speed Transmission Equipment Group Co. Ltd.[1]	21,000	21,478
China Energy Engineering Corporation Ltd. — Class H	108,000	20,651
Shanghai Electric Group Company Ltd. — Class H*	45,998	19,952
BBMG Corp. — Class H	38,000	18,726
China Railway Signal & Communication Corporation Ltd. — Class H2	23,077	16,702

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 5.9% (continued)
COSCO SHIPPING Development Company Ltd. — Class H*	74,990	$16,167
Sinotrans Ltd. — Class H	33,000	15,458
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	26,000	14,848
China Resources Cement Holdings Ltd.	28,000	13,870
SITC International Holdings Company Ltd.	19,000	13,801
Hollysys Automation Technologies Ltd.*	850	13,592
Guangshen Railway Company Ltd. — Class H	24,000	13,120
China Lesso Group Holdings Ltd.	17,000	13,002
China International Marine Containers Group Co. Ltd. — Class H	7,300	11,879
Xinjiang Goldwind Science & Technology Company Ltd. — Class H	7,600	11,548
China Machinery Engineering Corp. — Class H	13,000	9,643
China Zhongwang Holdings Ltd.	22,399	9,572
China Logistics Property Holdings Company Ltd.*	27,000	9,528
Beijing Enterprises Clean Energy Group Ltd.*	347,270	9,180
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	20,399	9,058
Tianneng Power International Ltd.	10,000	7,828
CT Environmental Group Ltd.[1]	42,000	7,546
Chaowei Power Holdings Ltd.	11,000	6,014
China Shanshui Cement Group Ltd.*, †††,4	105,999	–
Total Industrial		1,200,422
Technology - 3.2%
NetEase, Inc. ADR	1,301	370,499
Lenovo Group Ltd.	123,995	81,152
Semiconductor Manufacturing International Corp.*,1	61,198	64,477
TravelSky Technology Ltd. — Class H	17,000	50,177
Kingsoft Corporation Ltd.[1]	13,000	34,951
Chinasoft International Ltd.*	34,000	18,325
NetDragon Websoft Holdings Ltd.[1]	5,000	13,410
Kingdee International Software Group Company Ltd.*	30,000	11,973
AGTech Holdings Ltd.*,1	48,000	8,624
Total Technology		653,588
Utilities - 2.7%
Guangdong Investment Ltd.	49,998	72,119
Beijing Enterprises Water Group Ltd.*	85,986	68,855
China Resources Power Holdings Company Ltd.	31,999	66,030
China Gas Holdings Ltd.	39,999	60,981

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Utilities - 2.7% (continued)
Huaneng Power International, Inc. — Class H	73,994	$59,063
CGN Power Company Ltd. — Class H2	178,271	52,847
China Resources Gas Group Ltd.	16,000	49,073
Beijing Enterprises Holdings Ltd.	8,500	40,305
China Power International Development Ltd.	57,999	22,106
Huaneng Renewables Corporation Ltd. — Class H	63,992	21,187
Datang International Power Generation Company Ltd. — Class H1	47,996	17,554
Huadian Power International Corporation Ltd. — Class H	24,000	11,365
Huadian Fuxin Energy Corporation Ltd. — Class H	40,000	9,342
Total Utilities		550,827
Basic Materials - 1.5%
Kingboard Chemical Holdings Ltd.	11,800	43,536
Sinopec Shanghai Petrochemical Company Ltd. — Class H	59,998	35,264
Nine Dragons Paper Holdings Ltd.	28,999	34,386
Zijin Mining Group Company Ltd. — Class H	99,992	32,849
Aluminum Corporation of China Ltd. — Class H*,1	67,994	31,674
Jiangxi Copper Company Ltd. — Class H	19,999	30,079
China Molybdenum Co. Ltd. — Class H	63,000	19,727
Huabao International Holdings Ltd.*	31,999	18,602
Angang Steel Company Ltd. — Class H1	20,000	13,346
China Hongqiao Group Ltd.*,†††,4	23,500	11,972
MMG Ltd.*,1	36,000	11,873
Zhaojin Mining Industry Company Ltd. — Class H1	13,500	11,036
Fufeng Group Ltd.*	17,000	9,163
China BlueChemical Ltd. — Class H	27,999	7,114
Total Basic Materials		310,621
Diversified - 0.3%
China Merchants Port Holdings Company Ltd.	13,630	40,405
Legend Holdings Corp. — Class H2	5,550	16,203
Carnival Group International Holdings Ltd.*,1	100,000	10,138
Total Diversified		66,746
Total Common Stocks
(Cost $19,217,892)		20,315,938

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 1.9%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$250,000	$250,000
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	135,666	135,666
Total Securities Lending Collateral
(Cost $385,666)		385,666
Total Investments - 101.5%
(Cost $19,603,558)		$20,701,604
Other Assets & Liabilities, net - (1.5)%		(295,874)
Total Net Assets - 100.0%		$20,405,730

Guggenheim China All-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $501,860 (cost $473,925), or 2.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 3.
4	Security was fair valued by the Valuation Committee at May 31, 2017. The total market value of fair valued security amounts to $11,972, (cost $14,964) or less than 0.1% of total net assets.

ADR	American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$20,166,357	$137,609	$11,972	$20,315,938
Securities Lending Collateral	—	385,666	—	385,666
Total Assets	$20,166,357	$523,275	$11,972	$20,701,604

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of May 31, 2017 the fund had securities with a total value of $11,972 transfer from Level 1 to Level 3 due to the securities being halted on the principal exchange on which they trade.  As of May 31, 2017, the fund had securities with a total market value of $19,952 transfer from Level 2 to Level 1 due to the availability of an active market price at period end.  As of May 31, 2017, the fund had securities with a total market value of $137,609 transfer from Level 1 to Level 2 due to a lack of active market at period end.

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Communications - 51.3%
Tencent Holdings Ltd.	315,857	$10,846,823
Alibaba Group Holding Ltd. ADR*	74,123	9,077,103
Baidu, Inc. ADR*	35,411	6,589,987
SINA Corp.*	44,223	4,332,527
58.com, Inc. ADR*,1	75,815	3,260,045
Weibo Corp. ADR*,1	39,871	2,931,714
Autohome, Inc. ADR*	46,623	1,975,883
YY, Inc. ADR*	30,564	1,783,104
ZTE Corp. — Class H	654,017	1,331,123
Sohu.com, Inc.*	26,422	1,186,084
BYD Electronic International Company Ltd.	542,884	1,038,052
Bitauto Holdings Ltd. ADR*,1	34,723	914,604
Fang Holdings Ltd. ADR*,1	218,516	742,954
Baozun Inc. ADR*,1	22,206	456,334
21Vianet Group, Inc. ADR*,1	78,090	417,782
SUNeVision Holdings Ltd.	516,000	317,184
China All Access Holdings Ltd.	1,104,707	307,633
Yangtze Optical Fibre and Cable Joint Stock Limited Co. — Class H1,2	130,000	245,237
Comba Telecom Systems Holdings Ltd.	1,196,540	162,764
Yirendai Ltd. ADR*,1	6,763	156,766
Coolpad Group Ltd.*,†††, 4	1,977,868	104,066
Renren, Inc. ADR*,1	14,746	100,125
Total Communications		48,277,894
Technology - 25.4%
NetEase, Inc. ADR	24,101	6,863,482
Lenovo Group Ltd.	4,962,701	3,247,987
Semiconductor Manufacturing International Corp.*,1	2,609,822	2,749,666
TravelSky Technology Ltd. — Class H	806,860	2,381,507
Kingsoft Corporation Ltd.[1]	633,744	1,703,820
Momo, Inc. ADR*	28,465	1,082,808
Chinasoft International Ltd.*	1,834,252	988,631
NetDragon Websoft Holdings Ltd.[1]	245,591	658,696
Kingdee International Software Group Company Ltd.*,1	1,621,242	647,045
AGTech Holdings Ltd.*,1	2,548,869	457,933
Tian Ge Interactive Holdings Ltd.*,1,2	538,956	412,217
Hua Hong Semiconductor Ltd.[2]	302,060	396,935
PAX Global Technology Ltd.[1]	637,727	378,097
Changyou.com Ltd. ADR*	9,697	377,795
Cheetah Mobile Inc ADR*,1	26,091	313,353
Ju Teng International Holdings Ltd.	732,623	306,496
NQ Mobile, Inc. — Class A ADR*	73,590	253,886
Boyaa Interactive International Ltd.*	453,001	216,256
Shanghai Fudan Microelectronics Group Company Ltd. — Class H*	227,204	158,905
Shunfeng International Clean Energy Ltd.*,1	2,598,120	153,371

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Technology - 25.4% (continued)
Sinosoft Technology Group Ltd.	432,000	$133,052
Total Technology		23,881,938
Industrial - 13.8%
Sunny Optical Technology Group Company Ltd.	581,340	4,528,401
AAC Technologies Holdings, Inc.††	345,228	3,659,418
Tongda Group Holdings Ltd.	3,392,040	966,362
China Railway Signal & Communication Corporation Ltd. — Class H2	1,223,854	885,798
Landing International Development Ltd.*	59,270,055	791,033
Hollysys Automation Technologies Ltd.*	42,449	678,760
Truly International Holdings Ltd.[1]	1,333,856	453,608
GCL New Energy Holdings Ltd.*	6,307,577	291,401
China Aerospace International Holdings Ltd.	1,656,570	218,964
Wasion Group Holdings Ltd.[1]	424,534	198,853
Technovator International Ltd.*	435,630	156,532
China Electronics Corporation Holdings Company Ltd.	732,164	131,541
Total Industrial		12,960,671
Basic Materials - 3.1%
Kingboard Chemical Holdings Ltd.	568,358	2,096,939
Kingboard Laminates Holdings Ltd.	666,913	786,522
Total Basic Materials		2,883,461
Energy - 3.0%
Xinyi Solar Holdings Ltd.*,1	3,776,578	1,182,537
GCL-Poly Energy Holdings Ltd.*,1	10,618,446	1,131,006
JinkoSolar Holding Company Ltd. ADR*,1	18,311	327,034
JA Solar Holdings Company Ltd. ADR*	33,864	232,984
Total Energy		2,873,561
Consumer, Cyclical - 1.0%
Digital China Holdings Ltd.*,1	824,579	647,604
VST Holdings Ltd.	604,800	187,049
HNA Holding Group Company Ltd.*,1	3,363,297	118,693
Total Consumer, Cyclical		953,346
Consumer, Non-cyclical - 1.0%
HC International, Inc.	524,254	416,446
China Innovationpay Group Ltd.*	4,494,566	265,320
Hi Sun Technology China Ltd.*	1,548,869	260,383
Anxin-China Holdings Ltd.* ,†††,4	2,144,054	–
Total Consumer, Non-cyclical		942,149
Diversified – 0.9%
Legend Holdings Corp. — Class H2	306,900	895,992
[2]	–	–
Financial - 0.2%
Rentian Technology Holdings Ltd.*	2,990,000	161,156

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Financial - 0.2% (continued)
National Agricultural Holdings Ltd.*,†††, 4	534,446	$45,952
Total Financial		207,108
Total Common Stocks
(Cost $85,232,129)		93,876,120

	Face
	Amount
SECURITIES LENDING COLLATERAL††,3 - 9.9%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$2,163,025	$2,163,025
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	2,163,025	2,163,025
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	2,163,025	2,163,025
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79%
due 06/01/17	2,163,025	2,163,025
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	641,023	641,023
Total Securities Lending Collateral
(Cost $9,293,123)		9,293,123
Total Investments - 109.6%
(Cost $94,525,252)		$103,169,243
Other Assets & Liabilities, net - (9.6)%		(9,070,801)
Total Net Assets - 100.0%		$94,098,442

Guggenheim China Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $2,836,179 (cost $2,594,481), or 3.0% of total net assets.

3	Securities lending collateral — See Note 3.
4	Security was fair valued by the Valuation Committee at May 31, 2017. The total market value of fair valued securities amounts to $150,018, (cost $989,404) or 0.2% of total net assets.
ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$90,066,684	$3,659,418	$150,018	$93,876,120
Securities Lending Collateral	—	9,293,123	—	9,293,123
Total Assets	$90,066,684	$12,952,541	$150,018	$103,169,243

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of May 31, 2017, the fund had securities with a total value of $150,018 transfer from Level 1 to Level 3 due to the securities being halted on the principal exchange on which they trade.  As of May 31, 2017, the fund had securities with a total market value of $3,659,418 transfer from Level 1 to Level 2 due to a lack of active market at period end.

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.2%
United States – 38.8%
First Solar, Inc.*,1	641,555	$24,706,282
SolarEdge Technologies, Inc.*,1	593,901	11,046,559
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	455,776	9,986,052
SunPower Corp. — Class A*,1	1,181,554	9,298,830
TerraForm Power, Inc. — Class A*	741,711	9,182,382
8Point3 Energy Partners, LP1	596,967	8,142,630
Sunrun, Inc.*,1	1,363,314	6,871,103
TerraForm Global, Inc. — Class A*	621,282	3,044,282
Vivint Solar, Inc.*,1	689,953	2,207,850
Total United States		84,485,970
Cayman Islands - 27.9%
Xinyi Solar Holdings Ltd.*,1	61,760,964	19,338,815
GCL-Poly Energy Holdings Ltd.*,1	158,053,464	16,834,805
JinkoSolar Holding Company Ltd. ADR*,1	460,735	8,228,727
JA Solar Holdings Company Ltd. ADR*,1	961,465	6,614,879
Shunfeng International Clean Energy Ltd.*,1	67,858,342	4,005,780
Daqo New Energy Corp. ADR*,1	183,785	3,999,162
Hanwha Q Cells Co. Ltd. ADR*,1	240,482	1,717,041
Total Cayman Islands		60,739,209
Norway - 6.4%
Scatec Solar ASA[1]	1,594,729	8,047,110
REC Silicon ASA*,1	44,804,988	5,846,396
Total Norway		13,893,506
Switzerland - 5.7%
Meyer Burger Technology AG*,1	11,124,199	12,417,069
Germany - 5.6%
Capital Stage AG	941,316	6,559,586
SMA Solar Technology AG1	199,606	5,651,827
Total Germany		12,211,413

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
United Kingdom - 5.3%
Atlantica Yield plc	551,003	$11,510,453
Canada - 4.7%
Canadian Solar, Inc.*,1	796,948	10,208,904
Hong Kong - 3.3%
GCL New Energy Holdings Ltd.*,1	154,218,200	7,124,659
Bermuda - 1.5%
China Singyes Solar Technologies Holdings Ltd.*,1	7,208,672	3,173,039
Total Common Stocks
(Cost $263,696,720)		215,764,222

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 29.4%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$14,866,927	14,866,927
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	14,866,927	14,866,927
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	14,866,927	14,866,927
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	14,866,927	14,866,927
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	4,405,996	4,405,996
Total Securities Lending Collateral
(Cost $63,873,704)		63,873,704
Total Investments - 128.6%
(Cost $327,570,424)		$279,637,926
Other Assets & Liabilities, net - (28.6)%		(62,120,871)
Total Net Assets - 100.0%		$217,517,055

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

Guggenheim Solar ETF
SCHEDULE OF INVESTMENTS (unaudited)	May 31, 2017

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$215,764,222	$—	$—	$215,764,222
Securities Lending Collateral	—	63,873,704	—	63,873,704
Total Assets	$215,764,222	$63,873,704	$—	$279,637,926

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.4%
United States - 37.0%
American Water Works Co., Inc.	539,735	$42,196,482
Danaher Corp.	315,433	26,792,879
Xylem, Inc.	504,922	26,326,632
IDEX Corp.	214,521	23,269,092
Aqua America, Inc.	537,407	17,567,835
Olin Corp.	465,337	13,652,988
Tetra Tech, Inc.	173,582	7,976,093
Rexnord Corp.*	289,104	6,591,572
Mueller Water Products, Inc. — Class A	455,009	5,087,001
American States Water Co.	110,804	5,073,715
California Water Service Group	145,293	5,034,402
Watts Water Technologies, Inc. — Class A	78,242	4,858,828
Mueller Industries, Inc.	162,062	4,583,113
Franklin Electric Company, Inc.	108,313	4,137,557
Badger Meter, Inc.	81,905	3,210,676
Lindsay Corp.[1]	29,907	2,553,460
Aegion Corp. — Class A*	102,333	2,025,170
Calgon Carbon Corp.	142,482	2,001,872
Advanced Drainage Systems, Inc.	100,780	1,929,937
Connecticut Water Service, Inc.	34,044	1,806,375
Middlesex Water Co.	49,334	1,742,477
York Water Co.	38,889	1,287,226
Gorman-Rupp Co.	49,179	1,183,739
Forterra, Inc.*,1	52,160	375,030
Total United States		211,264,151
United Kingdom - 15.4%
United Utilities Group plc	2,065,141	27,433,088
Severn Trent plc	713,860	23,038,949
Halma plc	1,063,125	15,728,183
Pennon Group plc	1,246,051	14,815,116
Rotork plc	2,441,007	7,424,273
Total United Kingdom		88,439,609
France - 9.3%
Veolia Environnement S.A.	1,489,062	32,802,484
Suez[1]	1,128,153	20,602,198
Total France		53,404,682
Switzerland - 9.3%
Geberit AG	104,211	48,833,928
Sulzer AG	35,660	4,161,040
Total Switzerland		52,994,968
Ireland - 5.0%
Pentair plc	430,316	28,495,526
China – 3.9%
Guangdong Investment Ltd.	8,552,000	12,335,592
China Everbright International Ltd.	8,015,000	10,234,169
Total China		22,569,761
Japan – 3.0%
Ebara Corp.	308,000	8,731,563
Kurita Water Industries Ltd.	311,400	8,253,501
Total Japan		16,985,064

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Sweden - 2.8%
Alfa Laval AB	807,403	$16,287,669
Netherlands - 2.6%
Aalberts Industries N.V.	270,665	10,957,062
Arcadis N.V.[1]	216,346	3,828,028
Total Netherlands		14,785,090
South Korea - 2.5%
Coway Company Ltd.	157,414	14,130,142
Bermuda - 2.4%
Beijing Enterprises Water Group Ltd.*	14,826,000	11,872,292
China Water Affairs Group Ltd.	2,524,000	1,651,907
Total Bermuda		13,524,199
Italy - 2.2%
Interpump Group SpA	223,609	6,560,288
Hera SpA	1,804,473	5,945,351
Total Italy		12,505,639
Austria - 2.1%
Andritz AG	198,965	11,949,749
Brazil - 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,035,029	9,242,809
Singapore - 0.2%
SIIC Environment Holdings Ltd.[1]	2,733,500	1,067,002
Cayman Islands - 0.1%
China Water Industry Group Ltd.*	3,620,000	752,575
Total Common Stocks
(Cost $426,646,901)		568,398,635

	Face
	Amount
SECURITIES LENDING COLLATERAL††,2 - 1.0%
Repurchase Agreements
Daiwa Capital Markets America, Inc.
issued 05/31/17 at 0.85%
due 06/01/17	$1,316,787	1,316,787
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	1,316,787	1,316,787
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	1,316,787	1,316,787
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	1,316,787	1,316,787
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	390,243	390,243
Total Securities Lending Collateral
(Cost $5,657,391)		5,657,391
Total Investments - 100.4%
(Cost $432,304,292)		$574,056,026
Other Assets & Liabilities, net - (0.4)%		(2,249,456)
Total Net Assets - 100.0%		$571,806,570

Guggenheim S&P Global Water Index ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017— See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
S.A.	Corporation

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$568,398,635	$—	$—	$568,398,635
Securities Lending Collateral	—	5,657,391	—	5,657,391
Total Assets	$568,398,635	$5,657,391	$—	$574,056,026

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 98.9%
Canada - 17.6%
Veresen, Inc.	126,020	$1,712,984
Inter Pipeline Ltd.	53,132	1,052,255
Pembina Pipeline Corp.	31,511	1,007,130
Capital Power Corp.	29,610	555,941
Gibson Energy, Inc.	30,929	410,341
Northland Power, Inc.	21,759	376,155
Superior Plus Corp.	38,427	339,689
TransAlta Renewables, Inc.	26,530	307,589
Just Energy Group, Inc.	39,140	204,871
Total Canada		5,966,955
China - 11.4%
Huaneng Power International, Inc. — Class H	1,211,573	967,088
China Power International Development Ltd.	2,183,951	832,387
Huadian Power International Corporation Ltd. — Class H	1,728,957	818,722
China Resources Power Holdings Company Ltd.	356,511	735,673
Datang International Power Generation Company Ltd. — Class H	1,401,311	512,514
Total China		3,866,384
Spain - 11.2%
Abertis Infraestructuras S.A.	81,426	1,491,112
Gas Natural SDG S.A.	33,640	848,108
Endesa S.A.[1]	27,729	692,692
Enagas S.A.	19,889	591,895
Saeta Yield S.A.	16,364	183,406
Total Spain		3,807,213
Bermuda – 9.9%
Ship Finance International Ltd.[1]	110,625	1,493,438
Nordic American Tankers Ltd.[1]	191,542	1,141,590
Frontline Ltd.	81,565	458,551
Tsakos Energy Navigation Ltd.	65,160	278,233
Total Bermuda		3,371,812
United States - 9.1%
Williams Companies, Inc.	41,034	1,173,572
Targa Resources Corp.	23,689	1,088,036
Pattern Energy Group, Inc.	36,271	818,274
Total United States		3,079,882
France - 6.9%
Electricite de France S.A.	99,671	1,075,072
Engie S.A.	60,452	923,485
Gaztransport Et Technigaz S.A.	8,515	336,518
Total France		2,335,075
Italy - 5.9%
Snam SpA	360,953	1,656,850
ERG SpA	25,108	340,502
Total Italy		1,997,352
Marshall Islands - 4.2%
DHT Holdings, Inc.	238,905	1,008,179
Teekay Tankers Ltd. — Class A	223,499	420,178
Total Marshall Islands		1,428,357
Australia - 3.0%
Spark Infrastructure Group	267,670	538,021
AusNet Services	388,924	490,761
Total Australia		1,028,782

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
New Zealand - 2.9%
Contact Energy Ltd.	125,152	$458,345
Mercury NZ Ltd.	111,095	256,261
Infratil Ltd.	116,445	251,246
Total New Zealand		965,852
Portugal - 2.7%
EDP - Energias de Portugal S.A.	190,941	702,971
REN - Redes Energeticas Nacionais SGPS S.A.	70,204	226,807
Total Portugal		929,778
United Kingdom - 2.7%
SSE plc	26,480	514,475
Centrica plc	155,861	409,058
Total United Kingdom		923,533
Singapore - 2.2%
Hutchison Port Holdings Trust — Class U	1,466,015	593,736
Keppel Infrastructure Trust	390,348	153,780
Total Singapore		747,516
Germany - 2.2%
E.ON SE	84,396	739,107
Finland - 1.9%
Fortum Oyj	41,155	656,233
Republic of Korea - 1.9%
Korea Electric Power Corp.	15,353	585,542
Korea Electric Power Corp. ADR	2,130	40,811
Total Republic of Korea		626,353
MULT - 1.7%
HK Electric Investments & HK Electric Investments Ltd.[2]	645,447	591,405
Belgium - 1.5%
Euronav N.V.[1]	68,232	513,533
Total Common Stocks
(Cost $31,708,025)		33,575,122

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Face
	Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 7.0%
Repurchase Agreements
Nomura Securities International, Inc.
issued 05/31/17 at 0.82%
due 06/01/17	$549,040	$549,040
RBC Dominion Securities, Inc.
issued 05/31/17 at 0.80%
due 06/01/17	549,040	549,040
Citigroup Global Markets, Inc.
issued 05/31/17 at 0.81%
due 06/01/17	549,040	549,040
HSBC Securities (USA), Inc.
issued 05/31/17 at 0.79%
due 06/01/17	549,040	549,040
Royal Bank of Scotland plc
issued 05/31/17 at 0.79%
due 06/01/17	162,716	162,716
Total Securities Lending Collateral
(Cost $2,358,876)		2,358,876
Total Investments - 105.9%
(Cost $34,066,901)		$35,933,998
Other Assets & Liabilities, net - (5.9)%		(1,987,516)
Total Net Assets - 100.0%		$33,946,482

Guggenheim S&P High Income Infrastructure ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2017 — See Note 3 .
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $591,405 (cost $562,660), or 1.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
S.A.	Corporation

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,575,122	$—	$—	$33,575,122
Securities Lending Collateral	—	2,358,876	—	2,358,876
Total Assets	$33,575,122	$2,358,876	$—	$35,933,998

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 4.9%
Guggenheim Ultra Short Duration ETF[1]	32,824	$1,650,719
Total Exchange-Traded Funds
(Cost $1,649,744)		1,650,719
CLOSED-END FUNDS† - 1.1%
Guggenheim Strategic Opportunities Fund[1]	18,501	387,411
Total Closed-End Funds
(Cost $349,956)		387,411

	Face
	Amount
SHORT TERM INVESTMENTS – 12.4%
Commercial Paper†† – 5.9%
Mattel, Inc.
1.08% due 06/08/17	$500,000	499,870
Mondalez International, Inc.
1.14% due 06/14/17	500,000	499,770
UnitedHealth Group Inc.
1.10% due 06/015/17	500,000	499,765
Marriott International Inc.
1.17% due 06/16/17	500,000	499,735
Total Commercial Paper
(Cost $1,999,232)		1,999,140

Repurchase Agreements††,13 – 5.3%
Jefferies & Company, Inc.
issued 05/19/17 at 4.10%
due 06/19/17	1,496,000	1,496,000
issued 05/19/17 at 4.00%
due 6/19/17	314,000	314,000
Total Repurchase Agreements
(Cost $1,810,000)		1,810,000

Money Market Funds – 1.2%
Federated U.S. Treasury Cash Reserve Fund
0.67%[14]
(Cost $407,557)	407,557	407,557

Federal Agency Discount Notes†† - 3.5%
Federal Home Loan Bank[11]
1.75% due 06/02/17	1,200,000	1,199,974
Total Federal Agency Discount Notes
(Cost $1,199,975)		1,199,974
Total Short Term Investments
(Cost $5,416,764)	5,416,671

CORPORATE BONDS†† - 34.5%
Financial - 25.0%
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[2]	392,559	399,440
1.33% due 02/15/52†††[3,12,15]	240,827	141,543
Citigroup, Inc.
5.95%[3,4]	360,000	377,766
6.25%[4]	100,000	109,125
JPMorgan Chase & Co.
1.88% due 06/01/21[3]	350,000	349,947
6.13%[3,4]	100,000	107,750
Hospitality Properties Trust
5.25% due 02/15/26	350,000	373,442
Apollo Management Holdings, LP
4.40% due 05/27/26[2]	350,000	362,903
Camp Pendleton & Quantico Housing LLC
5.94% due 10/01/43[2]	310,000	350,365
Capital One Financial Corp.
1.94% due 05/12/20[3]	350,000	350,346
Synchrony Financial
3.70% due 08/04/26	350,000	338,161
Bank of America Corp.
6.50%[4,5]	200,000	221,250
6.30%[4]	100,000	110,312
First American Financial Corp.
4.30% due 02/01/23	300,000	306,840
CBRE Services, Inc.
5.25% due 03/15/25	280,000	306,294
Physicians Realty, LP
4.30% due 03/15/27	300,000	305,952
ING Groep N.V.
2.30% due 03/29/22[3]	300,000	304,199
UBS Group Funding Switzerland AG
2.41% due 05/23/23[2,3]	300,000	303,648
Lexington Realty Trust
4.40% due 06/15/24	300,000	301,092
Citizens Bank North America/Providence RI
1.60% due 03/02/20[3]	300,000	300,871

	Face
	Amount	Value
CORPORATE BONDS†† - 34.5% (continued)
Financial - 25.0% (continued)
Swedbank AB
1.82% due 03/14/22[2,3]	$300,000	$300,446
Sumitomo Mitsui Trust Bank Ltd.
1.61% due 03/06/19[2,3]	300,000	300,066
Credit Agricole S.A.
2.08% due 06/10/20[2,3]	250,000	251,991
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[2]	235,985	233,623
Farmers Exchange Capital
7.05% due 07/15/28[2]	165,000	208,085
AMC East Communities LLC
6.01% due 01/15/53[12]	195,866	197,854
Fort Benning Family Communities LLC
5.81% due 01/15/51[12]	200,000	190,032
Enstar Group Ltd.
4.50% due 03/10/22	150,000	154,142
Wilton Re Finance LLC
5.88% due 03/30/33[2,3]	150,000	153,000
Ares Finance Company LLC
4.00% due 10/08/24[2]	150,000	144,911
Pacific Beacon LLC
5.38% due 07/15/26[2]	122,167	132,705
Navigators Group, Inc.
5.75% due 10/15/23	100,000	108,161
Fidelity National Financial, Inc.
5.50% due 09/01/22	100,000	107,760
Voya Financial, Inc.
5.65% due 05/15/53[3]	100,000	105,000
MetLife, Inc.
10.75% due 08/01/39	50,000	81,500
Infinity Property & Casualty Corp.
5.00% due 09/19/22	41,000	44,151
Kennedy-Wilson, Inc.
5.88% due 04/01/24	29,000	30,160
Total Financial		8,464,833
Consumer, Cyclical - 2.3%
Wyndham Worldwide Corp.
4.50% due 04/01/27	325,000	335,407
HP Communities LLC
5.78% due 03/15/46[12]	150,000	163,739
5.86% due 09/15/53[12]	100,000	108,230
AutoNation, Inc.
4.50% due 10/01/25	175,000	182,441
Total Consumer, Cyclical		789,817
Communications - 1.9%
Discovery Communications LLC
4.90% due 03/11/26	320,000	337,289
Verizon Communications, Inc.
2.14% due 03/16/22[3]	300,000	303,647
Total Communications		640,936
Consumer, Non-cyclical - 1.7%
Express Scripts Holding Co.
4.50% due 02/25/26	350,000	367,899

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Face
	Amount	Value
CORPORATE BONDS†† - 34.5% (continued)
Consumer, Non-cyclical - 1.7% (continued)
Tenet Healthcare Corp.
4.63% due 06/15/20[3]	$200,000	$201,500
Total Consumer, Non-cyclical		569,399
Basic Materials - 1.5%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[2]	200,000	207,326
Yamana Gold, Inc.
4.95% due 07/15/24	180,000	180,956
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,3]	100,000	113,367
Total Basic Materials		501,649
Energy - 1.5%
Buckeye Partners, LP
3.95% due 12/01/26	111,000	112,049
4.35% due 10/15/24	48,000	50,124
Phillips 66
1.79% due 04/15/19[2,3]	150,000	150,184
Hess Corp.
4.30% due 04/01/27	100,000	100,413
ConocoPhillips
6.50% due 02/01/39	65,000	84,281
Total Energy		497,051
Industrial - 0.6%
Reynolds Group Issuer Inc.
5.75% due 10/15/20	200,000	205,350
Total Corporate Bonds
(Cost $11,451,118)		11,669,035
ASSET BACKED SECURITIES†† - 14.2%
Collateralized Loan Obligations - 10.1%
Cerberus Loan Funding XVI, LP
2016-2A, 3.51% due 11/15/27[2,3]	500,000	501,596
Woodmont Trust
2017-2A, 0.00% due 07/18/28[2,3]	500,000	500,045
Golub Capital Partners CLO Ltd.
2016-33A, 3.39% due 11/21/28[2,3]	500,000	498,560
Anchorage Capital CLO 4 Ltd.
2017-4A, 2.85% due 07/28/26[2,3]	300,000	300,807
Newstar Commercial Loan Funding LLC
2016-1A, 4.80% due 02/25/28[2,3]	250,000	250,440
Oaktree EIF I Series A1 Ltd.
2016-A, 4.81% due 01/20/27[2,3]	250,000	250,300
FS Senior Funding Ltd.
2015-1A, 2.96% due 05/28/25[2,3]	250,000	250,004
OZLM Funding II Ltd.
2016-2A, 3.92% due 10/30/27[2,3]	250,000	249,982

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 14.2% (continued)
Collateralized Loan Obligations - 10.1% (continued)
Marathon CLO VI Ltd.
2017-6A, 2.78% due 05/13/25[2,3]	$250,000	$249,462
ACIS CLO Ltd.
2013-1A, 4.11% due 04/18/24[2,3]	250,000	249,063
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[2,6]	250,000	126,335
Total Collateralized Loan Obligations		3,426,594
Transport-Aircraft - 1.9%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	477,250	477,875
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[2]	178,921	177,446
Total Transport-Aircraft		655,321
Residential Mortgage Backed Securities - 1.7%
Structured Asset Securities Corporation Mortgage Loan Trust 2007-BC4
2008-BC4, 1.65% due 11/25/37[3]	357,310	348,069
Nationstar Home Equity Loan Trust
2007-C, 1.20% due 06/25/37[3]	244,975	231,120
Total Residential Mortgage Backed Securities		579,189
Whole Business - 0.5%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	148,875	156,183
Total Asset Backed Securities
(Cost $4,780,998)		4,817,287
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.5%
Government Agency - 5.4%
Freddie Mac Multifamily Structured Pass Through Certificates
2014-K037, 1.02% due 01/25/24[3]	6,639,646	359,182
2015-K042, 1.06% due 12/25/24[3,7]	4,470,827	294,161
2014-K038, 1.18% due 03/25/24[3,7]	4,437,634	290,219
2014-K036, 0.77% due 10/25/23[3,7]	6,264,521	254,935
2013-K026, 1.02% due 11/25/22[3,7]	5,364,887	245,716
2013-K035, 0.42% due 08/25/23[3,7]	8,609,217	186,516

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 9.5% (continued)
Government Agency - 5.4% (continued)
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[2,7]	$30,476,898	$172,819
Total Government Agency		1,803,548
Residential Mortgage Backed Securities - 3.6%
Alternative Loan Trust
2007-OA7, 1.20% due 05/25/47[3]	301,101	280,717
CSMC Series
2015-12R, 1.49% due 11/30/37[2,3]	233,448	230,028
RALI Series Trust
2007-QO2, 1.17% due 02/25/47[3]	333,475	203,926
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-7, 4.37% due 09/25/36	345,690	185,711
LSTAR Commercial Mortgage Trust
2016-7, 3.00% due 12/01/21[2,3]	176,972	176,032
LSTAR Securities Investment Ltd.
2016-5, 2.99% due 11/01/21[2,3]	173,881	173,451
Total Residential Mortgage Backed Securities		1,249,865
Commercial Mortgage Backed Securities - 0.5%
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.56% due 01/15/59[3]	1,978,908	177,411
Total Collateralized Mortgage Obligations
(Cost $3,056,141)		3,230,824
U.S. GOVERNMENT SECURITIES†† - 6.1%
U.S. Treasury Bond
due 11/15/44[8]	4,620,000	2,057,674
Total U.S. Government Securities
(Cost $1,964,575)		2,057,674
MUNICIPAL BONDS†† - 5.6%
California - 3.4%
San Diego Unified School District General Obligation Unlimited
due 07/01/36[8]	800,000	398,904
Los Angeles Department of Power Revenue Bonds
6.57% due 07/01/45	255,000	372,532
Los Angeles Community College District General Obligation Unlimited
6.75% due 08/01/49	130,000	195,034

	Face
	Amount	Value
MUNICIPAL BONDS†† - 5.6% (continued)
California - 3.4% (continued)
Stockton Unified School District General Obligation Unlimited
due 08/01/36[8]	$250,000	$119,895
San Mateo County Community College District General Obligation Unlimited
due 09/01/34[8]	100,000	57,246
Total California		1,143,611
New York - 1.2%
Port Authority of New York & New Jersey Revenue Bonds
5.65% due 11/01/40	155,000	194,426
Metropolitan Transportation Authority Revenue Bonds
6.69% due 11/15/40	140,000	189,832
Total New York		384,258
Ohio - 1.0%
American Municipal Power, Inc. Revenue Bonds
7.50% due 02/15/50	200,000	279,716
8.08% due 02/15/50	50,000	79,111
Total Ohio		358,827
Total Municipal Bonds
(Cost $1,816,726)		1,886,696
FEDERAL AGENCY NOTES†† - 4.7%
Fannie Mae Principal Strips[9]
due 05/15/30[8]	850,000	572,904
due 05/15/29[8]	450,000	314,460
due 01/15/30[8]	350,000	239,810
Total Fannie Mae Principal Strips		1,127,174
Freddie Mac[8,9]
due 09/15/30[8]	350,000	232,978
due 12/14/29[8]	150,000	103,423
Total Freddie Mac		336,401
Tennessee Valley Authority
5.38% due 04/01/56	100,000	134,958
Total Federal Agency Notes
(Cost $1,590,145)		1,598,533
SENIOR FLOATING RATE INTERESTS††,3 - 4.1%
Consumer, Cyclical - 1.3%
SRS Distribution, Inc.
5.41% due 08/25/22	188,368	190,370
SESAC Holdco II LLC
4.44% due 02/13/24	150,000	150,000
Floor & Decor Outlets of America, Inc.
4.55% due 09/30/24	89,286	90,067
Total Consumer, Cyclical		430,437
Technology - 0.9%
Epicor Software Corp.
4.97% due 06/01/22	196,386	196,510
Optiv Security, Inc.
4.42% due 02/01/24	120,820	119,561
Total Technology		316,071
Communications - 0.8%
Cengage Learning, Inc.
5.47% due 06/07/23	198,749	187,049

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,3 - 4.1% (continued)
Communications - 0.8% (continued)
Acosta, Inc.
4.42% due 09/26/21	$98,332	$91,589
Total Communications		278,638
Consumer, Non-cyclical - 0.8%
Chobani LLC
5.41% due 10/07/23	174,563	176,855
DJO Finance LLC
4.43% due 06/07/20	99,494	98,349
Total Consumer, Non-cyclical		275,204
Loan Participation - 0.3%
Misys plc
due 04/24/24[10]	100,000	100,192
Total Senior Floating Rate Interests
(Cost $1,410,599)		1,400,542
MORTGAGE BACKED SECURITIES†† - 1.0%
Commercial Mortgage Backed Securities - 1.0%
Cold Storage Trust 2017-ICE3
2017-ICE3, 2.24% due 04/15/36[2,3]	350,000	350,549
Total Mortgage Backed Securities
(Cost $350,000)		350,549
FOREIGN GOVERNMENT BONDS†† - 0.2%
Dominican Republic International Bond
6.85% due 01/27/45[2]	70,000	74,129
Total Foreign Government Bonds
(Cost $68,425)		74,129

Contracts		Value
OPTIONS PURCHASED† - 0.1%
Call options on:
Bank of America Merill Lynch
June 2017 iShares 20+ Year Treasury Bond ETF, Expiring June 2017 with strike price of $124.00	75	9,000
Bank of America Merill Lynch
June 2017 iShares 20+ Year Treasury Bond ETF Expiring June 2017 with strike price of $125.00	109	8,066

Total Call options		17,066
Total Options Purchased
(Cost $24,330)		17,066
Total Investments - 102.0%
(Cost $33,929,521)		$34,557,136

Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Bank of America Merill Lynch
June 2017 iShares 20+ Year Treasury Bond ETF Expiring June 2017 with strike price of $128.00	184	(2,760)
Total Options Written
(Premiums received $10,195)		(2,760)
Other Assets & Liabilities, net - (2.0)%		(690,528)
Total Net Assets - 100.0%		$33,863,848

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation/ Depreciation
BOA Merrill Lynch	CME	Receive	3 Month USD- LIBOR	1.41%	9/2/2025	$833,000	$42,205
BOA Merrill Lynch	CME	Receive	3 Month USD- LIBOR	1.34%	8/10/2023	500,000	17,447
BOA Merrill Lynch	CME	Receive	3 Month USD- LIBOR	2.03%	5/24/2024	500,000	(1,629)
BOA Merrill Lynch	CME	Receive	3 Month USD- LIBOR	2.21%	5/24/2027	1,200,000	(5,629)
BOA Merrill Lynch	CME	Receive	3 Month USD- LIBOR	2.16%	2/13/2024	850,000	(10,317)
Total							$42,077

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Affiliated issuer — See Note 7.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $8,549,292 (cost $8,419,771) or 25.2% of total net assets.

3	Variable rate security. Rate indicated is rate effective at May 31, 2017.
4	Perpetual maturity.
5	All or portion of this security is on loan at May 31, 2017 — See Note 3.
6	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
7	Maturity date indicated is next interest reset date.
8	Zero coupon rate security.
9	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
10	Security with no rate was unsettled at May 31, 2017.
11	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
12	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $801,398 (cost $823,922) or 2.4% of total net assets — See Note 8.
13	Repurchase Agreement — See Note 4.
14	Rate indicated is the 7 day yield as of May 31, 2017.
15	Security was fair valued by the Valuation Committee at May 31, 2017. The total market value of fair value securities amounts to $141,543, (cost $128,147), or 0.4% of total net assets.

CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation

See Sector Classification in Other Information section.

Guggenheim Total Return Bond ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Observable Inputs	Total
Asset Backed Securities	$—	$—	$4,817,287	$—	$—	$4,817,287
Call Options Purchased	17,066	—	—	—	—	17,066
Closed-End Funds	387,411	—	—	—	—	387,411
Collateralized Mortgage Obligations	—	—	3,230,824	—	—	3,230,824
Corporate Bonds	—	—	11,527,492	—	141,543	11,669,035
Exchange-Traded Funds	1,650,719	—	—	—	—	1,650,719
Federal Agency Notes	—	—	1,598,533	—	—	1,598,533
Foreign Government Bonds	—	—	74,129	—	—	74,129
Interest Rate Swap Agreements	—	—	—	59,652	—	59,652
Mortgage Backed Securities	—	—	350,549	—	—	350,549
Municipal Bonds	—	—	1,886,696	—	—	1,886,696
Senior Floating Rate Interests	—	—	1,400,542	—	—	1,400,542
Short Term Investments	407,557	—	5,009,114	—	—	5,416,671
U.S. Government Securities	—	—	2,057,674	—	—	2,057,674
Total Assets	$2,462,753	$—	$31,952,840	$59,652	$141,543	$34,616,788

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Observable Inputs	Total
Call Options Written	$2,760	$—	$—	$—	$—	$2,760
Interest Rate Swap Agreements	—	—	—	17,575	—	17,575
Total Liabilities	$2,760	$—	$—	$17,575	$—	$20,335
* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer, Non-cyclical - 21.2%
Merck & Co., Inc.	802	$52,218
PepsiCo, Inc.	440	51,423
Intuitive Surgical, Inc.*	42	38,417
Aetna, Inc.	257	37,229
Eli Lilly & Co.	460	36,602
Cigna Corp.	216	34,826
Ecolab, Inc.	255	33,874
Sysco Corp.	590	32,190
Coca-Cola Co.	700	31,829
Express Scripts Holding Co.*	505	30,174
Cardinal Health, Inc.	374	27,784
Clorox Co.	173	23,481
Tyson Foods, Inc. — Class A	388	22,248
Conagra Brands, Inc.	558	21,505
Quest Diagnostics, Inc.	186	20,231
Johnson & Johnson	151	19,366
Laboratory Corp. of America Holdings*	138	19,182
Verisk Analytics, Inc. — Class A*	209	16,906
Varian Medical Systems, Inc.*	151	14,952
Perrigo Company plc	198	14,424
Quanta Services, Inc.*	370	11,344
Procter & Gamble Co.	42	3,700
Total Consumer, Non-cyclical		593,905
Financial - 18.2%
U.S. Bancorp	718	36,539
Crown Castle International Corp.	356	36,187
Welltower, Inc.	459	33,296
AvalonBay Communities, Inc.	167	31,937
Simon Property Group, Inc.	207	31,930
Ventas, Inc.	479	31,849
Equity Residential	484	31,504
CME Group, Inc. — Class A	267	31,316
Digital Realty Trust, Inc.	215	25,411
Boston Properties, Inc.	208	25,235
Willis Towers Watson plc	172	25,220
Essex Property Trust, Inc.	89	22,866
HCP, Inc.	633	19,838
Loews Corp.	373	17,591
Berkshire Hathaway, Inc. — Class B*	97	16,032
Mid-America Apartment Communities, Inc.	153	15,597
UDR, Inc.	381	14,710
JPMorgan Chase & Co.	179	14,705
Apartment Investment & Management Co. — Class A	312	13,391
Federal Realty Investment Trust	102	12,520
People's United Financial, Inc.	732	12,129
Wells Fargo & Co.	138	7,057
Bank of America Corp.	245	5,490
Total Financial		512,350
Consumer, Cyclical - 15.8%
McDonald's Corp.	325	49,039
Wal-Mart Stores, Inc.	598	47,003
NIKE, Inc. — Class B	656	34,761
Carnival Corp.	539	34,534
TJX Cos., Inc.	436	32,792

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Consumer, Cyclical - 15.8% (continued)
Target Corp.	583	$32,152
Ford Motor Co.	2,736	30,424
Dollar Tree, Inc.*	319	24,786
AutoZone, Inc.*	38	23,025
Chipotle Mexican Grill, Inc. — Class A*	39	18,617
Coach, Inc.	379	17,514
Fastenal Co.	391	16,879
Darden Restaurants, Inc.	180	16,007
PVH Corp.	146	15,469
LKQ Corp.*	455	14,328
WW Grainger, Inc.	73	12,576
Bed Bath & Beyond, Inc.	347	11,940
Ralph Lauren Corp. — Class A	171	11,594
Total Consumer, Cyclical		443,440
Industrial - 10.5%
Honeywell International, Inc.	320	42,557
Union Pacific Corp.	370	40,811
Lockheed Martin Corp.	135	37,953
Roper Technologies, Inc.	138	31,354
Stanley Black & Decker, Inc.	206	28,354
Waters Corp.*	108	19,399
Rockwell Collins, Inc.	177	19,302
PerkinElmer, Inc.	241	15,197
FLIR Systems, Inc.	375	14,209
Stericycle, Inc.*	164	13,410
Expeditors International of Washington, Inc.	244	13,025
CH Robinson Worldwide, Inc.	191	12,799
General Electric Co.	256	7,009
Total Industrial		295,379
Technology - 10.0%
Apple, Inc.	512	78,213
Oracle Corp.	1,009	45,799
Microsoft Corp.	619	43,231
International Business Machines Corp.	273	41,668
Fidelity National Information Services, Inc.	381	32,716
Paychex, Inc.	431	25,528
CA, Inc.	425	13,502
Total Technology		280,657
Utilities - 8.1%
Duke Energy Corp.	431	36,928
Dominion Energy, Inc.	442	35,700
Southern Co.	678	34,314
PPL Corp.	837	33,405
Consolidated Edison, Inc.	401	33,199
American Water Works Co., Inc.	241	18,841
FirstEnergy Corp.	597	17,456
CenterPoint Energy, Inc.	582	16,651
Total Utilities		226,494
Energy - 6.6%
Exxon Mobil Corp.	896	72,128
Kinder Morgan, Inc.	1,555	29,172
Baker Hughes, Inc.	524	28,899
Apache Corp.	512	23,941
National Oilwell Varco, Inc.	512	16,727

Guggenheim U.S. Large Cap Optimized Volatility ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2017

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Energy - 6.6% (continued)
Cabot Oil & Gas Corp. — Class A	642	$14,246
Total Energy		185,113
Communications - 6.5%
AT&T, Inc.	1,477	56,909
Verizon Communications, Inc.	1,098	51,211
Amazon.com, Inc.*	21	20,887
Motorola Solutions, Inc.	223	18,636
Facebook, Inc. — Class A*	121	18,327
Alphabet, Inc. — Class A*	9	8,884

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Communications - 6.5% (continued)
Alphabet, Inc. — Class C*	8	$7,719
Total Communications		182,573
Basic Materials - 2.2%
Praxair, Inc.	271	35,851
Newmont Mining Corp.	718	24,520
Total Basic Materials		60,371
Total Common Stocks
(Cost $2,712,400)		2,780,282
Total Investments - 99.1%
(Cost $2,712,400)		$2,780,282
Other Assets & Liabilities, net - 0.9%		25,135
Total Net Assets - 100.0%		$2,805,417

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2017 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,780,282	$—	$—	$2,780,282
Total Assets	$2,780,282	$—	$—	$2,780,282

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.

The following seven portfolios have a quarterly reporting period ended on May 31, 2017:

    Guggenheim China All-Cap ETF
    Guggenheim China Technology ETF
    Guggenheim Solar ETF
    Guggenheim S&P Global Water Index ETF
    Guggenheim S&P High Income Infrastructure ETF
    Guggenheim Total Return Bond ETF
    Guggenheim U.S. Large Cap Optimized Volativity ETF

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their net asset value ("NAV") as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3. Portfolio Securities Loaned

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent to earn additional income. The securities on loan are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. The securities lending income earned by the Funds are disclosed on the Statements of Operations.

At May 31, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received[a]	Net Amount	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim China All-Cap ETF	$709,542	$(709,542)	$–	$385,666	$397,865	$783,531
Guggenheim China Technology ETF	10,471,498	(10,471,498)	–	9,293,124	2,025,454	11,318,578
Guggenheim Solar ETF	84,234,785	(84,234,785)	–	63,873,705	28,199,293	92,072,998
Guggenheim S&P Global Water Index ETF	5,479,287	(5,479,287)	–	5,657,391	112,437	5,769,828
Guggenheim S&P High Income Infrastructure ETF	2,298,635	(2,298,635)	–	2,358,876	—	2,358,876
Guggenheim Total Return Bond ETF	171,469	(171,469)	–	—	175,197	175,197

[a]	Actual collateral received by the Funds may be greater than the amount shown due to overcollateralization.

The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at May 31, 2017.

Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Nomura Securities International, Inc.			Various U.S. Government obligations
0.82%			and U.S. Government agency
Due 06/01/17	$ 19,031,445	$ 19,031,445	securities	$ 23,359,973	$ 19,412,074

Citigroup Global Markets, Inc.			Various U.S. Government obligations
0.81%			and U.S. Government agency
Due 06/01/17	18,895,780	18,895,780	securities	123,938,351	19,273,695

Daiwa Capital Markets America, Inc.			Various U.S. Government obligations
0.85%			and U.S. Government agency
Due 06/01/17	18,596,737	18,596,737	securities	38,639,708	18,968,674

RBC Dominion Securities, Inc.			Various U.S. Government obligations
0.80%			and U.S. Government agency
Due 06/01/17	16,732,755	16,732,755	securities	32,356,476	17,067,411

Royal Bank of Scotland plc			Various U.S. Government obligations
0.79%			and U.S. Government agency
Due 06/01/17	5,599,978	5,599,978	securities	5,692,870	5,712,014

HSBC Securities (USA), Inc.			Various U.S. Government obligations
0.79%			and U.S. Government agency
Due 06/01/17	2,712,065	2,712,065	securities	5,233,693	2,766,329

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. Guggenheim Investments ("GI"), acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

4. Repurchase Agreements

Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund's right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

As of May 31, 2017 the repurchase agreements held in Guggenheim Total Return Bond ETF in the account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Guggenheim Total Return Bond ETF	Jeffries & Company, Inc.			Neuberger Berman CLO XIX Ltd
	4.00% - 4.01%			0.00%
	6/19/2017	$1,810,000	$1,816,773	7/15/2027	$2,412,800	$1,930,240

				Morgan Stanley Capital I Trust 2006-HQ10
				5.48%
				11/12/2041	402,600	412,177

					$2,815,400	$2,342,417

5. Federal Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At May 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim China All-Cap ETF	19,704,778	4,295,002	(3,298,176)	996,826
Guggenheim China Technology ETF	96,307,097	17,383,359	(10,521,213)	6,862,146
Guggenheim Solar ETF	376,202,475	4,309,222	(100,873,771)	(96,564,549)
Guggenheim S&P Global Water Index ETF	438,317,330	146,901,816	(11,163,120)	135,738,696
Guggenheim S&P High Income Infrastructure ETF	34,261,034	3,238,157	(1,565,193)	1,672,964
Guggenheim Total Return Bond ETF	34,119,654	584,661	(147,179)	437,482
Guggenheim U.S. Large Cap Optimized Volatility ETF	2,744,952	143,220	(107,890)	35,330

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6.  Financial Intruments and Derivatives

As part of its investment strategy, the Total Return Bond ETF utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration - the use of an instrument to manage the interest rate risk of a portfolio.

Hedge - an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund's use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds' use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Guggenheim Total Return Bond ETF	Duration, Hedge	46

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty's inability to perform.

 The following table represent the Funds' use and activity of options written for the year ended May 31, 2017:

Written Call Options	Guggenheim Total Return Bond ETF
	Number of Contracts	Premium amount
Balance at August 31, 2016	–	$–
Options Written	184	10,195
Options terminated in closing purchase transactions	–	–
Options expired	–	–
Options exercised	–	–
Balance at May 31, 2017	184	$10,195

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal.

Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day's spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund's use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Guggenheim Total Return Bond ETF	Duration, Hedge	$75,988	$4,522

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The Fund may invest in open-end management investment companies managed by GI. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended May 31, 2017, in which the portfolio company is an“affiliated person,” were as follows:

Affiliated issuers by Fund	Value 08/31/16	Additions	Reductions	Value 05/31/17	Shares 05/31/17	Investment Income	Realized Loss
Guggenheim Total Return Bond ETF
Guggenheim Ultra Short Duration ETF	$–	$4,850,689	$(3,196,233)	$1,650,719	32,824	$10,122	$(4,713)
Guggenheim Strategic Opportunities Fund	207,688	349,956	–	387,411	18,501	31,487	–
	$207,688	$5,200,645	$(3,196,233)	$2,038,130		$41,609	$(4,713)

8. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Total Return Bond ETF	AMC East Communities LLC
	6.01% due 01/15/53	07/28/16	$ 215,061	$ 197,854
	Fort Benning Family Communities LLC
	5.81% due 01/15/51	05/26/16	189,000	190,032
	Fort Knox Military Housing Privatization Project
	1.33% due 02/15/52	02/08/17	128,147	141,543
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	177,925	163,739
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	113,790	108,230

			$ 823,923	$ 801,398

Other Information (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 31, 2017

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 31, 2017